Annual Operating Expenses - VIPFundsManagerFunds-InvestorComboPRO - VIPFundsManagerFunds-InvestorComboPRO - VIP FundsManager 20% Portfolio - VIP FundsManager 20% Portfolio - Investor Class	Apr. 29, 2023
Operating Expenses:
Management fee	0.15%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Acquired fund fees and expenses	0.44%	[2]
Total annual operating expenses	0.59%	[3]
Fee waiver and/or expense reimbursement	0.05%	[4]
Total annual operating expenses after fee waiver and/or expense reimbursement	0.54%	[3]

[1]	A Adjusted to reflect current fees.
[2]	B Acquired fund fees and expenses based on estimated amounts for the current fiscal year.
[3]	C Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
[4]	D Fidelity Management & Research Company LLC (FMR) has contractually agreed to waive 0.05% of the fund's management fee. This arrangement will remain in effect through April 30, 2025 .